Share warrant obligation (Tables)	6 Months Ended
Jun. 30, 2025
Share warrant obligation.
Schedule of warrant obligation

	Public Warrants	Private Warrants	Total
Balance at January 1, 2024	852	426	1,278
Fair value adjustment	(177)	(88)	(265)
Balance at June 30, 2024	675	338	1,013

	Public Warrants	Private Warrants	Total
Balance at January 1, 2025	243	122	365
Fair value adjustment	(66)	(34)	(100)
Balance at June 30, 2025	177	88	265